Note 24 - Employee Benefits - Plan Assets Components (Details)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Plan assets, government bonds [member]
Statement Line Items [Line Items]
Plan assets percentage, rated	52.00%	50.00%	50.00%
Plan assets percentage, unrated
Plan assets percentage	52.00%	50.00%	50.00%
Plan assets, corporate bonds [member]
Statement Line Items [Line Items]
Plan assets percentage, rated	6.00%	7.00%	7.00%
Plan assets percentage, unrated
Plan assets percentage	6.00%	7.00%	7.00%
Plan assets, equity instruments [member]
Statement Line Items [Line Items]
Plan assets percentage, rated	6.00%	13.00%	13.00%
Plan assets percentage, unrated
Plan assets percentage	6.00%	13.00%	13.00%
Plan assets, cash [member]
Statement Line Items [Line Items]
Plan assets percentage, rated	1.00%	1.00%	1.00%
Plan assets percentage, unrated
Plan assets percentage	1.00%	1.00%	1.00%
Plan assets, others [member]
Statement Line Items [Line Items]
Plan assets percentage, rated	35.00%	29.00%	29.00%
Plan assets percentage, unrated
Plan assets percentage	35.00%	29.00%	29.00%